UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: December 31, 2013

Date of reporting period: March 31, 2013

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
MARCH 31, 2013
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 93.6%

	Shares	Value

CONSUMER DISCRETIONARY — 17.6%
Cinemark Holdings	80,385	$2,366,534
GameStop, Cl A	37,015	1,035,310
Garmin	58,310	1,926,563
H&R Block	70,820	2,083,524
Hasbro	65,935	2,897,184
Leggett & Platt	59,045	1,994,540
Meredith	39,965	1,529,061
National CineMedia	136,205	2,149,315
Thomson Reuters	29,610	961,733
Valassis Communications	13,375	399,511

		17,343,275

CONSUMER STAPLES — 2.1%
ConAgra Foods	33,235	1,190,145
Unilever ADR	21,775	919,776

		2,109,921

ENERGY — 14.4%
Alliance Resource Partners LP (A)	38,095	2,426,651
Baytex Energy	57,645	2,417,055
Canadian Oil Sands	165,640	3,413,840
ConocoPhillips	48,170	2,895,017
PVR Partners LP (A)	124,135	2,992,895

		14,145,458

FINANCIALS — 12.5%
Arthur J Gallagher	46,175	1,907,489
FNB	246,480	2,982,408
Hospitality Properties Trust REIT	105,390	2,891,902
People’s United Financial	202,645	2,723,549
Plum Creek Timber REIT	34,615	1,806,903

		12,312,251

HEALTH CARE — 8.8%
AbbVie	56,685	2,311,615
GlaxoSmithKline ADR	63,265	2,967,761
Merck	76,540	3,385,364

		8,664,740

INDUSTRIALS — 7.9%
Eaton	29,205	1,788,806
Exelis	179,130	1,950,726
Lockheed Martin	41,525	4,007,993

		7,747,525

INFORMATION TECHNOLOGY — 10.5%
Cypress Semiconductor *	175,160	1,932,015
Diebold	32,465	984,339
Intel	156,390	3,417,121
Microchip Technology	26,075	958,517

1

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
MARCH 31, 2013
(Unaudited)

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — continued
Seagate Technology	82,035	$2,999,200

		10,291,192

MATERIALS — 13.8%
EI du Pont de Nemours	63,090	3,101,505
Greif, Cl A	17,765	952,559
LyondellBasell Industries, Cl A	39,970	2,529,701
Nucor	58,535	2,701,390
Sonoco Products	95,720	3,349,243
Tronox, Cl A	49,205	974,751

		13,609,149

TELECOMMUNICATION SERVICES — 3.0%
AT&T	79,255	2,907,866

UTILITIES — 3.0%
Suburban Propane Partners LP (A)	66,290	2,949,905

TOTAL COMMON STOCK (Cost $83,649,719)		92,081,282

SHORT-TERM INVESTMENT — 6.8%
SEI Daily Income Trust, Government Money Market Fund, Cl A, 0.020% (B) (Cost $6,669,656)	6,669,656	6,669,656

TOTAL INVESTMENTS — 100.4% (Cost $90,319,375) †		$98,750,938

Percentages are based on Net Assets of $98,327,271.

*	Non-income producing security.
(A)	Securities considered Master Limited Partnership. At March 31, 2013, these securities amounted to $8,369,451 or 8.5% of Net Assets.
(B)	The rate reported is the 7-day effective yield as of March 31, 2013.

ADR — American Depositary Receipt

Cl — Class

REIT— Real Estate Investment Trust

†	At March 31, 2013, the tax basis cost of the Fund’s investments was $90,319,375, and the unrealized appreciation and depreciation were $9,248,886 and $(817,323) respectively.

As of March 31, 2013, all of the Fund’s investments were considered level 1, in accordance with ASC-820.

For the quarter ended March 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities and there were no Level 3 securities held by the Fund.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

HCM-QH-001-0300

2

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: May 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: May 29, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: May 29, 2013